Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Numerators:
Income attributable to the Company	$ 209,548	$ 205,462
Denominators:
Weighted average number of ordinary shares outstanding	303,683,075	301,491,046
Potentially dilutive Ordinary shares	1,015,241	378,831
Total weighted average Ordinary shares outstanding assuming dilution	304,698,316	301,869,877
Fully diluted income per Ordinary share	$ 0.69	$ 0.68